Accrued expenses and other liabilities (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accrued expenses and other liabilities
Salaries and benefits payables .	¥ 165,238		¥ 246,189		¥ 230,985
Taxes payable	59,318		103,067		39,286
Product warranties	69,915		61,432		40,263
Accrued costs of the Merger	68,922		136,756
Other payables and accrued charges	148,355		237,690		150,730
Accrued expenses and other current liabilities	¥ 511,748	$ 70,574	¥ 785,134	$ 108,275	¥ 461,264